Trade and other receivables - Collateral and other (Details) R in Millions	Jun. 30, 2024 ZAR (R) customer	Jun. 30, 2023 customer	Jun. 30, 2022 customer
Trade and other receivables
Number of customers representing more than ten percent of trade receivables | customer	0	0	0
Collateral held over trade receivables | R	R 0